UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 91.9%

Corporate — 2.3%
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, Mandatory Put Bonds, AMT, 6.75%, 12/01/27 (a)	$3,700	$3,724,790
City of Chula Vista California, RB, AMT:
San Diego Gas & Electric, Series B, 5.00%, 12/01/27	5,700	5,892,090
San Diego Gas, Series D (AMBAC), 5.00%, 12/01/27	310	320,447
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	680	767,135

		10,704,462

County/City/Special District/School District — 33.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,350,233
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	8,300	9,281,143
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	400	444,780
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,249,150
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/31	7,730	8,093,078
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,245,840
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,297,255
Elk Grove Unified School District California, Special Tax Bonds, CAB, Community Facilities No. 1 (AMBAC) (b):
5.60%, 12/01/29	7,485	2,211,593
5.60%, 12/01/30	7,485	2,050,665
5.60%, 12/01/31	7,485	1,907,028
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,658,375

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
La Quinta Redevelopment Agency, Tax Allocation Bonds, Redevelopment Project Area Number 1 (AMBAC), 5.13%, 9/01/32	$1,000	$1,001,830
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,629,133
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,125	5,600,344
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 5.00%, 8/01/33	10,250	10,787,305
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	2,580	2,815,760
Modesto Irrigation District, COP:
Capital Improvements, Series A, 5.75%, 10/01/29	3,000	3,326,880
Capital Improvements, Series A, 5.75%, 10/01/34	155	168,000
Series B, 5.50%, 7/01/35	5,700	6,104,130
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	1,000	1,067,670
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,561,480
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,163,740
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	5,500	6,161,595
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,170,440
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	3,300	3,344,682
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,626,870

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	$6,500	$6,990,165
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,038,880
San Leandro Unified School District California, GO, Election of 2006, Series B (AGM), 6.25%, 8/01/29	1,125	1,304,471
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,100	6,649,366
5.13%, 8/01/33	10,000	10,538,500
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,117,140
7.00%, 9/01/36	1,700	1,920,915
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,524,568
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,560,400
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	8,948,073

		154,911,477

Education — 5.0%
California Educational Facilities Authority, RB, Stanford University, Series Q, 5.25%, 12/01/32	13,000	13,405,600
Peralta Community College District California, GO, Election of 2006, Series C, 5.50%, 8/01/29	2,890	3,209,634
University of California, RB:
Limited Project, Series D (NPFGC), 5.00%, 5/15/32	2,600	2,723,942
Series O, 5.38%, 5/15/34	450	496,112
University of California, Refunding RB:
General, Series A (AMBAC), 5.00%, 5/15/33	2,215	2,253,009
Series S, 5.00%, 5/15/40	1,250	1,299,300

		23,387,597

Health — 16.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,000	3,212,430
6.25%, 8/01/39	3,250	3,650,075
California Health Facilities Financing Authority, RB:
Adventist Health System-West, Series A, 5.75%, 9/01/39	6,000	6,278,580
Catholic Healthcare West, Series J, 5.63%, 7/01/32	1,575	1,630,692

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	$4,400	$4,819,628
Catholic Healthcare West, Series A, 6.00%, 7/01/39	500	544,335
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,257,880
Providence Health & Services, Series C, 6.50%, 10/01/38	1,465	1,687,885
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,625	1,727,408
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	15,260	15,637,990
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	7,000	7,191,310
Kaiser Permanente, Series A, 5.50%, 11/01/32	10,000	10,145,700
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	3,144,630
Catholic Healthcare West, Series E, 5.50%, 7/01/31	4,980	5,199,767
Cottage Health Obligation Group, 5.25%, 11/01/30	1,650	1,725,801
City of Torrance California, RB, Torrance Memorial Medical Center, Series A, 5.00%, 9/01/40	5,500	5,440,710

		75,294,821

Housing — 0.9%
California Statewide Communities Development Authority, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 3, Westgate Courtyards Apartments, Mandatory Put Bonds, AMT, 5.80%, 11/01/34 (a)	2,200	2,201,694
City of Los Angeles, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 5, San Lucas Apartments, AMT, 5.95%, 11/01/34 (a)	2,055	2,061,329

		4,263,023

State — 9.9%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	9,918,270
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,475	2,712,773

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

State (concluded)
State of California, GO, Various Purpose:
6.00%, 3/01/33	$3,000	$3,445,920
6.50%, 4/01/33	21,000	24,689,070
6.00%, 11/01/35	5,000	5,625,150

		46,391,183

Transportation — 5.0%
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,768,080
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,850	2,015,409
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	5,150	5,153,554
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,584,232

		23,521,275

Utilities — 19.5%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	5,892,480
California Statewide Communities Development Authority, Refunding RB, Southern California Edison, Series A, 4.50%, 9/01/29	5,000	4,943,400
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,736,376
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	1,000	1,128,140
Series E, 5.88%, 1/01/34	4,375	4,935,612
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/32	4,000	4,299,320
(NPFGC), 5.00%, 6/01/27	5,085	5,400,728
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,000	5,678,350
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	7,660	8,239,632
Series A, 5.38%, 7/01/34	3,050	3,335,266
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,500	10,238,055
Senior Series A, 5.25%, 5/15/39	7,375	7,912,859
Series A, 5.25%, 8/01/38	3,215	3,438,475
San Francisco City & County Public Utilities Commission, Refunding RB, Series A:
5.00%, 11/01/28	5,000	5,481,950
5.00%, 11/01/35	10,625	11,322,531

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Southern California Public Power Authority, RB, Windy Point/Windy Flats Project, Series 1, 5.00%, 7/01/30	$2,750	$2,984,713

		90,967,887

Total Municipal Bonds in California		429,441,725

Multi-State — 3.7%

Housing — 3.7%
Centerline Equity Issuer Trust (c)(d):
5.75%, 5/15/15	500	534,655
6.00%, 5/15/15	1,500	1,598,625
6.00%, 5/15/19	1,000	1,083,370
6.30%, 5/15/19	1,000	1,087,420
6.80%, 11/30/50	4,000	4,013,520
7.20%, 11/15/52	3,500	3,878,875
MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (c)(d)	5,763	5,301,628

Total Municipal Bonds in Multi-State		17,498,093

Puerto Rico — 3.3%

County/City/Special District/School District — 2.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,000	3,453,420
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 5.25%, 8/01/41	7,000	7,303,520

		10,756,940

State — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, Public improvement, Series B, 6.50%, 7/01/37	4,000	4,568,880

Total Municipal Bonds in Puerto Rico		15,325,820

Total Municipal Bonds – 98.9%		462,265,638

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 66.6%

County/City/Special District/School District — 29.0%
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	8,391,760
Election of 2008, Series A, 6.00%, 8/01/33	20,131	23,110,982
Election of 2008, Series C, 5.25%, 8/01/39	12,900	13,877,820
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,188,500
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,239,787

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	$12,499	$12,984,913
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,086,120
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	11,371,072
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	9,467,730
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	15,510,916
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,004	22,320,093

		135,549,693

Education — 11.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	10,395	11,254,771
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	2,400	2,474,160
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	13,095	13,510,069
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,020,076
University of California, RB:
Limited Project, Series D (AGM),
5.00%, 5/15/41	2,600	2,710,344
Series O, 5.75%, 5/15/34	12,300	14,026,182

		52,995,602

Transportation — 2.6%
Palm Springs Unified School District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/31	11,625	12,204,464

Utilities — 23.7%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,645,540
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	3,119,790
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,121,320
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	18,937,785
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	16,791,704
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,068,680

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)

Utilities (concluded)
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	$11,180	$11,835,148
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	15,422,652
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,055,562
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	5,292	5,454,358
San Diego County Water Authority, COP, Refunding:
Series 2008-A (AGM), 5.00%, 5/01/33	14,290	15,066,518

		110,519,057

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 66.6%		311,268,816

Total Long-Term Investments (Cost – $737,522,032) – 165.5%		773,534,454

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (f)(g)	2,707,874	2,707,874

Total Short-Term Securities (Cost – $2,707,874) – 0.6%		2,707,874

Total Investments (Cost – $740,229,906*) – 166.1%		776,242,328
Other Assets Less Liabilities – 4.5%		20,998,337
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (33.9)%		(158,625,486)
Preferred Shares, at Redemption Value – (36.7)%		(171,340,157)

Net Assets Applicable to Common Shares – 100.0%		$467,275,022

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$581,136,706

Gross unrealized appreciation	$38,026,276
Gross unrealized depreciation	(1,415,265)

Net unrealized appreciation	$36,611,011

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF California Municipal Money Fund	26,178,133	(23,470,259)	2,707,874	$1,211

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$773,534,454	—	$773,534,454
Short-Term Securities	$2,707,874	—	—	2,707,874

Total	$2,707,874	$773,534,454	$—	$776,242,328

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 22, 2010